Statements of Cash Flows - USD ($)	4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (10,850,513)	$ 833,801
Changes in operating assets and liabilities:
Prepaid expenses	(463,999)	133,802
Other current liabilities		4,404
Net cash used in operating activities	(564,933)	(1,027,773)
Cash flows from investing activities
Net cash used in investing activities	(500,000,000)	99,226
Cash flows from financing activities
Net cash provided by financing activities	501,490,856	300,000
Net decrease in cash and cash equivalents	925,923	(628,547)
Cash and cash equivalents, beginning of period	925,923	925,923
Cash and cash equivalents, end of period	925,923	297,376		$ 925,923
Archer Aviation Inc
Cash flows from operating activities
Net loss		(127,798,000)	$ (8,889,000)	(24,823,000)	$ (944,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense		422,000	39,000	142,000
Stock-based compensation		1,918,000	11,000	175,000
Non-cash interest		0	248,000	253,000	53,000
Non-cash lease expense		597,000	0	39,000
Changes in operating assets and liabilities:
Prepaid expenses		220,000	(315,000)	(755,000)	(6,000)
Other current assets		(156,000)	(6,000)	(36,000)	(7,000)
Accounts payable		19,161,000	790,000	1,644,000	109,000
Accounts payable to related parties					(57,000)
Other current liabilities		343,000	642,000	235,000	43,000
Operating lease liability		(572,000)	0	(38,000)
Other long-term liabilities				268,000
Net cash used in operating activities		(28,770,000)	(7,480,000)	(22,896,000)	(809,000)
Cash flows from investing activities
Purchase of property and equipment		(1,919,000)	(315,000)	(1,400,000)	(4,000)
Purchase of domain names				(500,000)
Net cash used in investing activities		(1,919,000)	(315,000)	(1,900,000)	(4,000)
Cash flows from financing activities
Proceeds from issuance of convertible debt					5,600,000
Payments of debt issuance costs					(8,000)
Proceeds from issuance of preferred stock, net				50,295,000	5,339,000
Proceeds from exercise of stock options		62,000	0	11,000
Proceeds from issuance of debt		0	905,000	905,000
Net cash provided by financing activities		62,000	825,000	51,211,000	10,931,000
Net decrease in cash and cash equivalents		(30,627,000)	(6,970,000)	26,415,000	10,118,000
Cash and cash equivalents, beginning of period		36,564,000	10,149,000	10,149,000	31,000
Cash and cash equivalents, end of period	$ 36,564,000	5,937,000	3,179,000	36,564,000	10,149,000
Supplemental disclosure of other noncash investing and financing activities
Promissory notes and interest settled with preferred shares				5,294,000	$ 604,000
Property and equipment recorded in accounts payable		$ 446,000	$ 0	$ 349,000